Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Details of Total Goodwill

The following table presents details of the Company’s total goodwill:

As of October 1, 2015	$2,049,093
Goodwill resulting from acquisitions(1)	164,506
Other	(1,960)

As of September 30, 2016	2,211,639
Goodwill resulting from acquisitions	18,535
Other	(8,965)

As of September 30, 2017	$2,221,209

(1)	Mainly relates to the acquisitions of Vindicia, Brite:Bill and Pontis. In allocating the total purchase price of Vindicia based on estimated fair values, the Company recorded $62,210 of goodwill, $20,091 of core technology to be amortized over approximately three years, $11,623 of customer relationships to be amortized over approximately five years and $1,103 of other intangible assets to be amortized over approximately two years. In allocating the total purchase price of Brite:Bill based on estimated fair values, the Company recorded $45,037 of goodwill, $20,917 of core technology to be amortized over approximately three years, $9,638 of customer relationships to be amortized over approximately seven years and $773 of other intangible assets to be amortized over approximately two years. In allocating the total purchase price of Pontis based on estimated fair values, the Company recorded $40,457 of goodwill, $24,361 of core technology to be amortized over approximately four years and $20,993 of customer relationships to be amortized over approximately six years.

Details Regarding Total Definite-Lived Purchased Intangible Assets

The following table presents details regarding the Company’s total definite-lived purchased intangible assets:

	Gross	Accumulated Amortization	Net
September 30, 2017
Core technology	$604,673	$(513,501)	$91,172
Customer relationships	497,296	(414,654)	82,642
Intellectual property rights and purchased computer software	51,996	(51,996)	—
Other	33,542	(30,030)	3,512

Total	$1,187,507	$(1,010,181)	$177,326

September 30, 2016
Core technology	$604,673	$(451,169)	$153,504
Customer relationships	491,639	(370,658)	120,981
Intellectual property rights and purchased computer software	51,996	(51,996)	—
Other	33,542	(26,500)	7,042

Total	$1,181,850	$(900,323)	$281,527

Amortization Expense on Definite-Lived Intangible Assets

The following table presents the amortization expense of the Company’s definite-lived purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2017	2016	2015
Cost of revenue	$1,405	$1,609	$1,609
Amortization of definite-lived purchased intangible assets	108,453	96,465	65,017

Total	$109,858	$98,074	$66,626

Estimated Future Amortization Expense

The estimated future amortization expense of definite-lived purchased intangible assets as of September 30, 2017 is as follows:

Amount
Fiscal year:
2018	$79,916
2019	54,007
2020	23,163
2021	10,356
2022	6,534
Thereafter	3,350

Total	$177,326